FINANCIAL RISK MANAGEMENT, Financial Instrument Categories (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS [Abstract]
Total current assets	$ 964,417,675	$ 839,677,526
NON-CURRENT ASSETS [Abstract]
Total non-current assets	421,894	233,454,621
Total assets	964,839,569	1,073,132,147
CURRENT LIABILITIES [Abstract]
Total current liabilities	171,463,582	233,659,072
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	501,713,249	895,185,496
Total liabilities	673,176,831	1,128,844,568
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	76,722,524	90,857,949
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	78,396,382	131,893,312
Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	16,100,693	10,745,851
Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	243,983	161,960
Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	501,713,249	895,185,496
Financial Liabilities at Fair Value [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Total liabilities	0	0
Financial Liabilities at Fair Value [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Financial Liabilities at Amortized Cost [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	171,463,582	233,659,072
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	501,713,249	895,185,496
Total liabilities	673,176,831	1,128,844,568
Financial Liabilities at Amortized Cost [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	76,722,524	90,857,949
Financial Liabilities at Amortized Cost [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	78,396,382	131,893,312
Financial Liabilities at Amortized Cost [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	16,100,693	10,745,851
Financial Liabilities at Amortized Cost [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	243,983	161,960
Financial Liabilities at Amortized Cost [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	501,713,249	895,185,496
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	156,016,473	110,627,111
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	11,862,574	11,597,494
NON-CURRENT ASSETS [Abstract]
Total non-current assets	421,894	31,546
Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	271,609,495	229,365,109
NON-CURRENT ASSETS [Abstract]
Total non-current assets		233,423,075
Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	464,955,449	473,717,157
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	59,973,684	14,370,655
Financial Assets at Fair Value [Member]
CURRENT ASSETS [Abstract]
Total current assets	482,672,382	478,189,937
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Total assets	482,672,382	478,189,937
Financial Assets at Fair Value [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
Financial Assets at Fair Value [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets at Fair Value [Member] | Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets		0
Financial Assets at Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	464,955,449	473,717,157
Financial Assets at Fair Value [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	17,716,933	4,472,780
Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	481,745,293	361,487,589
NON-CURRENT ASSETS [Abstract]
Total non-current assets	421,894	233,454,621
Total assets	482,167,187	594,942,210
Financial Assets at Amortized Cost [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	156,016,473	110,627,111
Financial Assets at Amortized Cost [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	11,862,574	11,597,494
NON-CURRENT ASSETS [Abstract]
Total non-current assets	421,894	31,546
Financial Assets at Amortized Cost [Member] | Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	271,609,495	229,365,109
NON-CURRENT ASSETS [Abstract]
Total non-current assets		233,423,075
Financial Assets at Amortized Cost [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
Financial Assets at Amortized Cost [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	$ 42,256,751	$ 9,897,875